INVESTMENT IN ASSOCIATE (Details 2) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of associates [line items]
Revenue	$ 687,381
Cost of sales	(758,749)
Loss for the year	(7,500,233)	$ (1,928,870)	$ (465,644)
Waterproof
Disclosure of associates [line items]
Revenue	4,999,395	2,358,268	3,575,237
Cost of sales	(3,951,861)	(1,768,559)	(2,576,964)
Expenses	(1,291,786)	(640,815)	(1,119,342)
Loss for the year	$ (244,252)	$ (51,106)	$ (121,069)